Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 18. Commitments and Contingencies
Legal Proceedings
From time to time the Company is a party to various disputes, claims, lawsuits and other regulatory and legal matters, including both asserted and unasserted legal claims, in the ordinary course of business. The status of each such matter, referred to herein as a loss contingency, is reviewed and assessed in accordance with applicable accounting rules regarding the nature of the matter, the likelihood that a loss will be incurred, and the amounts involved.
On May 13, 2022, Old FiscalNote received a letter from GPO FN Noteholder LLC (the “Disputing Lender”) disputing such lender’s pro forma beneficial ownership set forth Amendment No. 4 to the Company’s Registration Statement on Form
S-4
dated May 9, 2022. The terms governing Old FiscalNote’s indebtedness with the Disputing Lender provided that, in connection with the Business Combination, and following a $
50.0

million repayment, the remainder of such indebtedness could be converted at Old FiscalNote’s option into shares of Old FiscalNote common stock based upon a conversion price determined in accordance with the terms of such indebtedness. The shares of Old FiscalNote common stock issued upon such conversion were issued prior to the Business Combination and thereafter were exchanged for 7,781,723 shares of our Class A common stock. In connection with the Business Combination, the Disputing Lender claimed it was owed approximately 4.4 million additional shares of the Company’s Class A common stock.
On January 27, 2023, the Company entered into a term sheet (the “Term Sheet”) with the Disputing Lender pursuant to which the parties agreed to negotiate in good faith to enter into definitive documentation providing for the following: (i) the Disputing Lender shall return 5,881,723 shares of Class A Common Stock held by the Disputing Lender to the Company for cancellation, (ii) the Company shall issue to the Disputing Lender a subordinated convertible promissory note in an initial principal amount of $46,794 (the “New Note”), and (iii) the parties shall enter into a mutual settlement and release of all claims (including, but not limited to, any claims by the Disputing Lender for additional shares or money damages resulting from the entry into the Agreement and Plan of Merger, dated November 7, 2021, as amended on May 9, 2022, (the “Merger Agreement”)), relating to or arising from the conversion of the Original Note.
Pursuant to the Term Sheet, the New Note would have a maturity date five years from the date of issuance (the “Maturity Date”) and bear interest at a rate of 7.50% per annum payable quarterly in arrears, as follows: (i) for the first year following the date of issuance, interest would be payable in kind; and (ii) for any period thereafter, interest would be payable in cash or shares of Class A Common Stock, at the Company’s option, with the value per share determined with reference to the trailing
30-day
volume weighted average trading price (“VWAP”) prior to the interest payment date.
The New Note would be subordinate to the Company’s obligations under its existing senior secured indebtedness. Additionally, the New Note would be subject to guarantees by the guarantors of the Company’s existing senior secured indebtedness. At any time prior to the Maturity Date, the Disputing Lender would be entitled to convert all or any portion of the principal amount of the New Note and accrued interest thereon into shares of Class A Common Stock at a conversion price equal to $8.28 per share (the “Conversion Price”). The Conversion Price would be subject to customary anti-dilution adjustments for stock splits and similar transactions and, subject to standard exceptions, weighted average anti-dilution protection for issuances below the then-prevailing
Conversion Price.
The principal amount, together with accrued interest thereon, of the New Note would be redeemable by the Company in whole or in part as follows: (i) from the 24th month following issuance through the 48th month following issuance, if the Measurement Price (defined below) equals or exceeds 120% of the Conversion Price and (ii) thereafter at par regardless of the Measurement Price. “Measurement Price” would mean the VWAP of the Class A Common Stock on the NYSE during the
30-consecutive
trading day period preceding a given redemption date.
In addition, the New Note would contain restrictive covenants and events of default provisions that are customary for transactions of this type. Additionally, the Disputing Lender would receive customary resale registration rights with respect to the shares of Class A Common Stock issuable upon conversion of the New Note.
The Term Sheet is
non-binding
and only requires the Company and Disputing Lender to negotiate the definitive documents in good faith and use reasonable best efforts to obtain all requisite third-party approvals required to consummate the transaction. Additionally, if definitive documentation is not mutually agreed within five months from the date of the Term Sheet, either party may elect to cease negotiations and terminate the Term Sheet. As a result, the terms of the New Note as set forth in the Term Sheet may be subject to change in connection with the preparation and execution of the definitive agreements and there is no guarantee that the parties will be able to finalize definitive agreements or that the closing conditions will be satisfied.
At December 31, 2022 the Company determined that as it related to the Term Sheet, it was both probable that a liability had been incurred and the amount of the loss could be reasonably estimated and such amount is material. Accordingly, at December 31, 2022 the Company accrued $11,700 in loss contingency that represents the difference between the estimated fair value of the New Note the Company expects to enter into with the Disputing Lender in exchange for the return and cancellation of 5,881,723 shares. The estimated fair value of the New Note was determined based on a trinomial lattice model. The Company notes that as the terms of the New Note have not been finalized, the final loss may change, and that difference may be material. This is recorded in other non-current
liabilities on the balance sheet at December 31, 2022.
Legal fees are recognized as incurred when the legal services are provided, and therefore are not recognized as part of the loss contingency.